Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 10,626	$ 245
Derivative financial instruments, Liability	11,907	21,423
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	62	43
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	0	0
Other assets
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	10,626	245
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	62	43
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative financial instruments, Liability	11,907	21,423
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 0	$ 0